UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
MONEY MARKET TRUST

WESTERN ASSET MONEY MARKET FUND
WESTERN ASSET GOVERNMENT MONEY MARKET FUND

FORM N-Q
MAY 31, 2010

Schedules of investments (unaudited)	May 31, 2010

WESTERN ASSET MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.0%

Bank Notes — 1.7%

Bank of America N.A.	0.557%	10/22/10	$50,000,000	$50,000,000	(a)
Bank of America N.A.	0.454%	1/27/11	179,000,000	179,000,000	(a)

Total Bank Notes				229,000,000

Certificates of Deposit — 26.0%

Abbey National Treasury Services PLC	0.337%	12/10/10	150,000,000	150,000,000	(a)
Banco Bilbao Vizcaya	0.305%	6/4/10	65,000,000	65,000,027
Bank of Montreal	0.230%	6/3/10	139,750,000	139,750,000
Bank of Montreal	0.300%	7/21/10	62,000,000	62,000,000
Bank of Nova Scotia	0.200%	6/1/10	85,000,000	85,000,000
Bank of Nova Scotia	0.300%	8/16/10	75,000,000	75,000,000
Bank of Tokyo Mitsubishi	0.300%	6/4/10	81,750,000	81,750,000
Bank of Tokyo Mitsubishi	0.300%	6/24/10	57,000,000	57,000,000
Bank of Tokyo Mitsubishi	0.300%	7/12/10	75,000,000	75,000,000
Bank of Tokyo Mitsubishi	0.355%	9/10/10	100,000,000	100,001,400
BNP Paribas NY Branch	0.310%	8/6/10	100,000,000	100,000,000
BNP Paribas NY Branch	0.300%	8/18/10	65,000,000	65,000,000
Citibank N.A.	0.300%	6/3/10	154,750,000	154,750,000
Citibank N.A.	0.320%	6/3/10	125,000,000	125,000,000
Commerzbank AG	0.240%	6/1/10	55,000,000	55,000,000
Credit Suisse NY	0.328%	7/29/10	100,000,000	100,000,000	(a)
Credit Suisse NY	0.500%	11/5/10	26,500,000	26,500,000
Deutsche Bank AG NY	0.280%	7/26/10	108,500,000	108,500,000
DnB NOR Bank ASA	0.307%	9/10/10	75,000,000	75,000,000	(a)
Intesa San Paolo SPA	0.645%	8/20/10	70,000,000	70,000,000	(a)
Natixis NY	0.300%	6/18/10	104,000,000	104,000,000
Natixis NY	0.340%	7/7/10	65,000,000	65,000,000
Nordea Bank Finland PLC	0.190%	6/11/10	100,000,000	100,000,000
Rabobank Nederland NV	0.270%	7/15/10	125,000,000	125,000,000
Rabobank Nederland NY	0.300%	6/10/10	108,000,000	108,000,000
Royal Bank of Canada	0.250%	7/21/10	56,000,000	56,000,000
Royal Bank of Canada	0.341%	3/23/11	90,000,000	90,000,000	(a)
Royal Bank of Scotland	0.400%	9/10/10	112,500,000	112,500,000
Royal Bank of Scotland	0.440%	9/23/10	94,000,000	94,000,000
Royal Bank of Scotland	0.500%	10/7/10	100,000,000	100,000,000
Societe Generale NY	0.250%	6/15/10	60,000,000	60,000,000
Societe Generale NY	0.647%	5/5/11	100,000,000	100,000,000	(a)
Sumitomo Mitsui Banking Corp.	0.400%	8/12/10	101,500,000	101,500,000
Svenska Handelsbanken NY	0.259%	7/23/10	100,000,000	100,000,712	(a)
Svenska Handelsbanken NY	0.405%	8/16/10	73,000,000	73,000,769
Svenska Handelsbanken NY	0.345%	9/24/10	50,000,000	50,000,000
Svenska Handelsbanken NY	0.425%	10/25/10	50,000,000	50,001,012
Toronto Dominion Bank NY	0.250%	7/9/10	100,000,000	100,000,000
Toronto Dominion Bank NY	0.278%	2/4/11	80,000,000	80,000,000	(a)
UBS AG Stamford Branch	0.701%	4/26/11	90,000,000	90,000,000	(a)
Westpac Banking Corp.	0.342%	7/6/10	40,000,000	40,002,560	(a)
Westpac Banking Corp.	0.312%	10/6/10	35,000,000	35,004,196	(a)

Total Certificates of Deposit				3,604,260,676

Certificates of Deposit (Euro) — 2.9%

Credit Agricole SA	0.310%	7/13/10	50,000,000	50,000,000
HSBC Bank PLC	0.300%	8/2/10	125,000,000	125,000,000
HSBC Bank PLC	0.320%	8/31/10	75,000,000	75,000,000
ING Bank	0.360%	7/26/10	85,000,000	85,000,648
ING Bank	0.380%	9/10/10	65,000,000	65,001,820

Total Certificates of Deposit (Euro)				400,002,468

Commercial Paper — 31.8%

ABN AMRO North America Finance	0.591%	10/22/10	50,000,000	49,999,570	(a)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Commercial Paper — (continued)
ANZ National International Ltd.	0.230%	6/21/10	$59,280,000	$59,272,425	(b)(c)
ANZ National International Ltd.	0.404%	10/19/10	100,000,000	100,000,000	(a)(c)
ANZ National International Ltd.	0.421%	10/25/10	70,000,000	69,880,767	(b)(c)
ASB Finance Ltd.	0.421%	9/30/10	50,000,000	49,929,417	(b)(c)
ASB Finance Ltd.	0.441%	4/7/11	15,000,000	15,000,000	(a)(c)
Australia & New Zealand	0.240%	7/6/10	30,000,000	29,993,000	(b)(c)
Australia & New Zealand	0.247%	12/16/10	40,000,000	39,998,249	(a)(c)
Banco Bilbao Vicaya	0.351%	6/8/10	65,000,000	64,995,576	(b)(c)
Bank of America Corp.	0.220%	6/1/10	145,000,000	145,000,000	(b)
Bank of Nova Scotia	0.160%	6/1/10	69,700,000	69,700,000	(b)
Bank of Nova Scotia	0.240 - 0.280%	7/12/10	110,000,000	109,966,881	(b)
Barclays U.S. Funding LLC	0.531%	8/26/10	5,200,000	5,193,416	(b)
Barclays U.S. Funding LLC	0.451%	9/23/10	164,000,000	163,766,300	(b)
Barclays U.S. Funding LLC	0.461%	10/12/10	100,000,000	99,830,055	(b)
Barclays U.S. Funding LLC	0.501%	10/15/10	50,000,000	49,905,556	(b)
BNZ International Funding Ltd.	0.461%	8/11/10	53,975,000	53,926,033	(b)(c)
BNZ International Funding Ltd.	0.471%	8/12/10	50,000,000	49,953,000	(b)(c)
BNZ International Funding Ltd.	0.401%	10/6/10	80,000,000	79,887,111	(b)(c)
BNZ International Funding Ltd.	0.421%	10/14/10	67,500,000	67,393,688	(b)(c)
CBA (Delaware) Finance Inc.	0.300%	6/11/10	50,000,000	49,995,833	(b)
Commerzbank U.S. Finance	0.240%	6/2/10	75,000,000	74,999,500	(b)
Commerzbank U.S. Finance	0.290%	6/29/10	90,000,000	89,979,700	(b)
Commonwealth Bank of Australia	0.451%	8/11/10	25,000,000	24,977,813	(b)(c)
ConocoPhillips Holding Co.	0.210%	6/1/10	135,000,000	135,000,000	(b)(c)
Danske Corp.	0.250%	6/21/10	50,000,000	49,993,056	(b)
Deutsche Bank Financial LLC	0.300%	7/21/10	160,000,000	159,933,333	(b)
Deutsche Bank Financial LLC	0.290%	8/9/10	38,925,000	38,903,364	(b)
DnB NOR Bank ASA	0.300%	8/24/10	80,000,000	79,944,000	(b)(c)
DnB NOR Bank ASA	0.361%	10/7/10	110,000,000	109,859,200	(b)(c)
DnB NOR Bank ASA	0.451%	4/21/11	50,000,000	50,000,000	(a)(c)
General Electric Capital Corp.	0.210%	6/1/10	35,000,000	35,000,000	(b)
General Electric Capital Corp.	0.230%	6/3/10	70,000,000	69,999,106	(b)
General Electric Capital Corp.	0.230%	6/4/10	90,000,000	89,998,275	(b)
General Electric Co.	0.290%	7/12/10	149,000,000	148,950,789	(b)
HSBC USA Inc.	0.280%	8/10/10	40,000,000	39,978,222	(b)
ING U.S. Funding LLC	0.280%	6/3/10	74,750,000	74,748,837	(b)
ING U.S. Funding LLC	0.582%	11/5/10	84,000,000	83,787,526	(b)
JPMorgan Chase & Co.	0.120%	6/1/10	59,541,000	59,541,000	(b)
Natexis Banques Populaires U.S.	0.381%	7/23/10	110,000,000	109,939,622	(b)
National Australia Funding	0.305%	7/19/10	22,000,000	21,991,053	(b)(c)
Nordea North America Inc.	0.410%	8/10/10	60,000,000	59,952,167	(b)
Nordea North America Inc.	0.351%	9/27/10	79,650,000	79,558,624	(b)
Rabobank USA Finance Corp.	0.240%	7/6/10	16,000,000	15,996,267	(b)
Skandinaviska Enskilda Banken AG	0.300%	6/7/10	110,000,000	109,994,500	(b)(c)
Skandinaviska Enskilda Banken AG	0.400%	8/5/10	155,000,000	154,888,056	(b)(c)
Skandinaviska Enskilda Banken AG	0.571%	8/23/10	9,800,000	9,787,121	(b)(c)
Societe Generale N.A.	0.300%	8/23/10	95,000,000	94,934,292	(b)
State Street Boston	0.200%	6/1/10	80,000,000	80,000,000	(b)
State Street Boston	0.270%	7/13/10	99,000,000	98,968,815	(b)
State Street Boston	0.410%	8/16/10	150,000,000	149,870,167	(b)
Swedish Export Credit	0.351%	9/21/10	75,000,000	74,918,333	(b)
Swedish Export Credit	0.381%	10/7/10	125,000,000	124,831,111	(b)
Total Capital	0.200%	6/1/10	245,278,000	245,278,000	(b)(c)
UBS Finance Delaware LLC	0.341%	8/23/10	145,000,000	144,886,336	(b)

Total Commercial Paper				4,414,975,062

Corporate Bonds & Notes — 3.0%

Berkshire Hathaway Finance Corp.	0.594%	1/11/11	10,864,000	10,885,726	(a)
Commonwealth Bank of Australia	0.321%	11/26/10	100,000,000	100,000,000	(a)(c)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Corporate Bonds & Notes — (continued)
JPMorgan Chase & Co.	0.474%	1/17/11	$55,000,000	$55,049,744	(a)
JPMorgan Chase Bank N.A.	0.341%	1/21/11	145,000,000	145,000,000	(a)
Nordea Bank AB	0.475%	3/15/11	40,000,000	40,000,000	(a)(c)
Toyota Motor Credit Corp.	0.297%	1/10/11	70,000,000	70,000,000	(a)

Total Corporate Bonds & Notes				420,935,470

Medium-Term Notes — 1.1%

American Honda Finance Corp.	0.399%	1/11/11	100,000,000	100,000,000	(a)(c)
Westpac Banking Corp.	0.444%	4/19/11	50,000,000	50,040,139	(a)(c)

Total Medium-Term Notes				150,040,139

Supranationals/Sovereigns — 3.2%

European Investment Bank	0.250%	6/3/10	176,350,000	176,347,551	(b)
International Bank for Reconstruction & Development	0.190%	6/1/10	75,000,000	75,000,000	(b)
International Bank for Reconstruction & Development	0.340%	8/23/10	50,786,000	50,746,190	(b)
International Bank for Reconstruction & Development	0.427%	3/4/11	39,000,000	39,063,738	(a)
Nordic Investment Bank	4.500%	9/13/10	100,000,000	101,182,346

Total Supranationals/Sovereigns				442,339,825

Time Deposits — 10.1%

Citibank Nassau	0.230%	6/1/10	127,000,000	127,000,000
Danske Bank London	0.320%	6/1/10	335,000,000	335,000,000
DnB NOR Bank ASA	0.220%	6/1/10	65,000,000	65,000,000
Lloyds Bank PLC	0.210%	6/1/10	399,725,000	399,725,000
Royal Bank of Canada NY	0.150%	6/1/10	25,000,000	25,000,000
Royal Bank of Canada NY	0.180%	6/1/10	99,750,000	99,750,000
Royal Bank of Scotland Cayman	0.220%	6/1/10	99,725,000	99,725,000
Svenska Handelsbanken Grand Cayman	0.200%	6/1/10	125,300,000	125,300,000
UBS AG Cayman Islands	0.170%	6/1/10	120,000,000	120,000,000

Total Time Deposits				1,396,500,000

U.S. Government Agencies — 13.0%

Federal Farm Credit Bank (FFCB)	0.269%	5/19/11	160,000,000	159,984,362	(a)
Federal Home Loan Bank (FHLB)	0.249%	7/11/11	78,600,000	78,555,585	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.190%	7/30/10	80,000,000	79,975,089	(b)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	50,000,000	49,989,338	(a)
Federal Home Loan Bank (FHLB), Notes	0.245%	7/20/11	50,000,000	49,982,686	(a)
Federal Home Loan Bank (FHLB), Notes	0.268%	10/13/11	100,000,000	99,959,024	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	6/24/10	160,000,000	159,984,155	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	7/2/10	125,000,000	124,978,472	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	8/10/10	75,000,000	74,967,917	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.194%	7/12/10	224,000,000	224,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.351%	4/1/11	50,000,000	50,047,176	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.227%	5/5/11	150,000,000	149,958,138	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.200%	1/25/12	100,000,000	99,849,803	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.285%	9/22/10	75,000,000	74,932,906	(b)
Federal National Mortgage Association (FNMA), Notes	0.188%	7/13/10	175,000,000	174,997,984	(a)
Federal National Mortgage Association (FNMA), Notes	0.303%	5/13/11	100,000,000	99,990,521	(a)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

U.S. Government Agencies — (continued)
Federal National Mortgage Association (FNMA), Notes	0.299%	9/19/11	$50,000,000	$49,974,044	(a)

Total U.S. Government Agencies				1,802,127,200

U.S. Treasury Bills — 0.5%

U.S. Treasury Bills	0.155%	6/24/10	75,000,000	74,992,573	(b)

U.S. Treasury Notes — 2.0%

U.S. Treasury Notes	2.875%	6/30/10	125,000,000	125,270,539
U.S. Treasury Notes	2.000%	9/30/10	155,000,000	155,916,991

Total U.S. Treasury Notes				281,187,530

Repurchase Agreement — 4.7%

Barclays Capital Inc., tri-party repurchase agreement dated 5/28/10; Proceeds at maturity - $650,014,444; (Fully collateralized by U.S. Treasury Notes, 2.375% to 3.625% due 6/15/10 to 3/31/16; Market value - $663,000,058)	0.200%	6/1/10	650,000,000	650,000,000

TOTAL INVESTMENTS — 100.0% (Cost — $13,866,360,943#)				13,866,360,943
Liabilities in Excess of Other Assets — 0.0%				(3,945,043)

TOTAL NET ASSETS — 100.0%				$13,862,415,900

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2010.
(b)	Rate shown represents yield-to-maturity.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.0%

U.S. Government Agencies — 73.5%

Federal Farm Credit Bank (FFCB)	3.300%	7/21/10	$50,000,000	$50,215,060
Federal Farm Credit Bank (FFCB), Discount Notes	0.170%	6/18/10	20,000,000	19,998,394	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.150%	7/26/10	50,000,000	49,988,542	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.180%	8/3/10	9,500,000	9,497,007	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.180%	8/16/10	10,489,000	10,485,014	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.180%	8/26/10	50,000,000	49,978,500	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.250%	10/19/10	60,000,000	59,941,667	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.250%	10/22/10	60,000,000	59,940,417	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.260%	11/15/10	25,000,000	24,969,847	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.290%	11/22/10	25,000,000	24,964,958	(a)
Federal Farm Credit Bank (FFCB), Notes	0.680%	7/15/10	100,000,000	99,998,783	(b)
Federal Farm Credit Bank (FFCB), Notes	0.900%	7/16/10	50,000,000	50,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.840%	9/17/10	50,000,000	49,917,319	(b)
Federal Farm Credit Bank (FFCB), Notes	0.591%	12/23/10	50,000,000	50,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.580%	1/20/11	50,000,000	50,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.291%	10/7/11	25,000,000	25,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.230%	11/4/11	92,000,000	91,920,716	(b)
Federal Home Loan Bank (FHLB)	5.125%	9/10/10	5,140,000	5,208,115
Federal Home Loan Bank (FHLB)	0.500%	10/25/10	3,505,000	3,507,427
Federal Home Loan Bank (FHLB)	0.450%	10/28/10	27,520,000	27,533,946
Federal Home Loan Bank (FHLB)	0.268%	10/29/10	50,000,000	49,997,795	(b)
Federal Home Loan Bank (FHLB)	0.270%	10/29/10	78,000,000	77,988,613
Federal Home Loan Bank (FHLB)	0.220%	12/3/10	50,000,000	49,981,983	(b)
Federal Home Loan Bank (FHLB)	0.315%	9/26/11	30,000,000	29,967,966	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.060%	6/1/10	14,843,000	14,843,000	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.180%	6/16/10	150,000,000	149,988,750	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.175%	6/18/10	25,000,000	24,997,934	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.175%	6/23/10	50,000,000	49,994,653	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.180%	6/29/10	33,120,000	33,115,363	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.180%	7/9/10	75,000,000	74,985,750	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.190%	7/28/10	75,000,000	74,977,437	(a)
Federal Home Loan Bank (FHLB), Notes	0.088%	6/29/10	150,000,000	150,000,000	(b)
Federal Home Loan Bank (FHLB), Notes	0.275%	11/26/10	110,000,000	110,000,000	(b)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/7/11	25,000,000	24,994,862	(b)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	30,000,000	29,993,604	(b)
Federal Home Loan Bank (FHLB), Notes	0.245%	7/20/11	35,000,000	34,987,880	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	6/24/10	50,000,000	49,995,049	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.170%	6/25/10	50,000,000	49,994,333	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	6/28/10	35,000,000	34,994,225	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	7/16/10	1,300,000	1,299,675	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.210%	7/23/10	1,000,000	999,697	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	8/4/10	49,350,000	49,333,331	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	8/9/10	25,145,000	25,135,361	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.240%	8/11/10	100,000,000	99,952,667	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.250%	9/7/10	66,000,000	65,955,083	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.280 - 0.300%	11/1/10	68,500,000	68,414,787	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.300%	11/16/10	9,847,000	9,833,214	(a)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

U.S. Government Agencies — (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.194%	7/12/10	$50,000,000	$50,000,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.200%	7/14/10	50,000,000	49,999,538	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.232%	9/3/10	100,000,000	99,992,261	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.252%	9/24/10	150,000,000	149,985,861	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.351%	4/1/11	50,000,000	50,047,176	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.347%	5/5/11	50,000,000	49,985,567	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	6/3/10	25,000,000	24,999,792	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	6/9/10	50,000,000	49,997,778	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	6/30/10	70,000,000	69,988,722	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.188%	7/7/10	25,000,000	24,995,300	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	7/12/10	2,000,000	1,999,544	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	7/14/10	100,000,000	99,980,889	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.180 - 0.200%	8/2/10	125,000,000	124,959,528	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	8/11/10	59,933,000	59,909,360	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.220%	8/16/10	50,000,000	49,976,778	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	8/19/10	50,000,000	49,978,055	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.218 - 0.220%	8/25/10	161,436,000	161,352,449	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.265%	9/15/10	44,125,000	44,090,570	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.250%	9/20/10	100,000,000	99,922,917	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.290%	9/22/10	20,000,000	19,981,794	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.300%	9/29/10	29,000,000	28,971,000	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.250%	10/1/10	50,000,000	49,957,639	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.280%	11/3/10	25,000,000	24,969,861	(a)
Federal National Mortgage Association (FNMA), Notes	0.297%	8/5/10	100,000,000	99,991,355	(b)
Federal National Mortgage Association (FNMA), Notes	0.299%	9/19/11	40,000,000	39,979,235	(b)

Total U.S. Government Agencies				3,825,801,693

U.S. Government Obligations — 3.9%

U.S. Treasury Notes	3.875%	9/15/10	25,000,000	25,254,784
U.S. Treasury Notes	2.000%	9/30/10	175,000,000	176,031,790

Total U.S. Government Obligations				201,286,574

U.S. Treasury Bills — 13.4%

U.S. Treasury Bills	0.135 - 0.477%	6/3/10	300,000,000	299,996,708	(a)
U.S. Treasury Bills	0.170%	6/10/10	100,000,000	99,995,750	(a)
U.S. Treasury Bills	0.180%	6/17/10	50,000,000	49,996,000	(a)
U.S. Treasury Bills	0.200%	7/1/10	100,000,000	99,983,334	(a)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

U.S. Treasury Bills — (continued)
U.S. Treasury Bills	0.175%	8/12/10	$100,000,000	$99,965,000	(a)
U.S. Treasury Bills	0.190%	9/2/10	50,000,000	49,975,458	(a)

Total U.S. Treasury Bills				699,912,250

Repurchase Agreements — 9.2%

Barclays Capital Inc. tri-party repurchase agreement dated 5/28/10; Proceeds at maturity - $275,006,111; (Fully collateralized by various U.S. government obligations, 1.125% to 4.000% due 1/15/12 to 2/15/15; Market value - $280,500,090)	0.200%	6/1/10	275,000,000	275,000,000
Deutsche Bank Securities Inc. tri-party repurchase agreement dated 5/28/10; Proceeds at maturity - $201,999,264; (Fully collateralized by various U.S. government agency obligations, 1.125% to 4.625% due 12/9/11 to 3/14/14; Market value - $206,036,331)	0.190%	6/1/10	201,995,000	201,995,000

Total Repurchase Agreements				476,995,000

TOTAL INVESTMENTS — 100.0% (Cost — $5,203,995,517#)				5,203,995,517
Other Assets in Excess of Liabilities — 0.0%				891,880

TOTAL NET ASSETS — 100.0%				$5,204,887,397

(a)	Rate shown represents yield-to-maturity.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2010.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Money Market Fund

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$13,866,360,943	—	$13,866,360,943

† See Schedules of Investments for additional detailed categorizations.

Government Money Market Fund

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$5,203,995,517	—	$5,203,995,517

† See Schedules of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to

Notes to Schedules of Investments (unaudited) (continued)

repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2010, neither the Money Market Fund nor the Government Money Market Fund invested in swaps, options or futures and neither fund has any intention to do so in the future.

4. Regulatory Matters

In January 2010, the SEC adopted changes to money market fund regulations. The Funds intend to comply with each of these changes by the implementation date. None of these changes in regulations affect the Form NQ.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	July 27, 2010